ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Jul. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
The following tables reflect the components of "Accrued expenses" and "Other current liabilities":

	July 31, 2021	July 31, 2020
Accrued Expenses	(In thousands)
Accrued taxes	$3,686	$4,898
Accrued compensation	7,163	10,511
Accrued audit, tax and legal	3,147	2,881
Accrued contract labor	930	981
Accrued other	17,727	15,563
	$32,653	$34,834

	July 31, 2021	July 31, 2020
Other Current Liabilities	(In thousands)
Accrued pricing liabilities	$10,295	$13,499
Other	3,982	7,453
	$14,277	$20,952

As of July 31, 2021 and 2020, the Company had accrued taxes of $3.7 million and $4.9 million, respectively, which reflected the Company’s estimate for certain tax related liabilities. During the fiscal year ended July 31, 2021 and 2020, the Company recorded favorable (unfavorable) adjustments totaling $3.6 million and $(1.9) million, respectively, related to certain tax related liabilities which reflected the Company's revised estimate for such exposures. As of July 31, 2021 and 2020, the Company had accrued pricing liabilities of approximately $10.3 million and $13.5 million, respectively. During the fiscal years ended July 31, 2021 and 2020, the Company concluded that certain accrued pricing liabilities had been extinguished, and the Company derecognized and recorded in Other gains, net $3.2 million and $0.8 million, respectively. As previously reported by the Company, several principal adjustments were made to its historic financial statements for periods ended on or before January 31, 2012, the most significant of which related to the treatment of vendor rebates in its pricing policies. Where the retention of a rebate or a mark-up was determined to have been inconsistent with a client contract, the Company concluded that these amounts were not properly recorded as revenue. Accordingly, revenue was reduced by an equivalent amount for the period that the rebate was estimated to have been affected. A corresponding liability for the same amount was recorded in that period (referred to as accrued pricing liabilities). The Company believes that it may not ultimately be required to pay all or any of the accrued pricing liabilities based upon the expiration of statutes of limitations, and due in part to the nature of the interactions with its clients. The remaining accrued pricing liabilities as of July 31, 2021 will be derecognized when there is sufficient information for the Company to conclude that such liabilities are not subject to escheatment and have been extinguished, which may occur through payment, legal release, or other legal or factual determination. The Company has not provided for any provision for interest and or penalties related to escheatment as it has concluded that such is not probable to occur and any potential interest and penalties cannot be reasonably estimated.